Equity - Summary of Changes in Share (Detail) shares in Thousands	12 Months Ended
Dec. 31, 2017 shares
Reconciliation of number of shares outstanding [abstract]
Initial shares	2,072,922
Shares issuance	27,910
Final shares	2,100,832